INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets with determined useful life
Beginning balance	R$ 8,741,949	R$ 9,649,789
Additions	285,278	2,307
Amortization	(973,516)	(980,385)
Transfers and others	(38,971)	70,238
Ending balance	R$ 8,014,740	R$ 8,741,949